Employee Stock Options - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Expense | $	$ 24,927	$ 136,060	$ 110,123
Unrecognized compensation cost related to stock option | $	$ 148,722	$ 272,847	$ 408,907
Remaining vesting period of stock option	1 year 5 months 16 days	1 year 8 months 16 days	2 years 8 months 16 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $	$ 0
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	738,534	738,534	792,534	703,034
Stock options, maturity period		10 years
Number of stock based compensation plans | CompensationPlan		3
Number of stock options, granted			117,500
Options, Grants in Period, Exercise Price | $ / shares	$ 0	$ 0	$ 258,000,000,000
Number of shares exercisable	508,977	472,824	328,445
Employee Stock Option | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares exercisable	70	70	88
Employee Stock Option | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, maturity period			10 years
Number of stock options, granted			117,500
Options, Grants in Period, Exercise Price | $ / shares			$ 2.56
Deferred Compensation | $			$ 268,202
Share-based Compensation Expense | $			$ 29,309
Employee Stock Option | Omnibus Plans [Member] | Common Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares exercisable			3
Employee Stock Option | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	3 years	3 years
Employee Stock Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	4 years	4 years